Fees Summary	May 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 241,696,000.00
Total Fee Amount	33,378.22
Total Offset Amount	0.00
Net Fee	$ 33,378.22
Offering Table N/A
Offset Table N/A	N/A